Related-Party Transactions (Details) - USD ($)			3 Months Ended		12 Months Ended
		Nov. 20, 2019	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Payments on consideration payable					$ 2,321,000	$ 814,000	$ 351,000
Net equity infusion from reverse recapitalization		$ 29,300,000			29,262,000		10,794,000
Professional service fees paid by shareholder					2,891,000	0	0
Officer and Shareholder
Related Party Transaction [Line Items]
Stockholder notes receivable						1,462,779
Tax benefit due from officer and shareholder						500,000
Additional Paid-In Capital
Related Party Transaction [Line Items]
Net equity infusion from reverse recapitalization	[1]				21,847,000		10,670,000
Consideration Payable to Previous Sellers in Business Acquisitions | Fair Share Seller | Director
Related Party Transaction [Line Items]
Contingent consideration			$ 2,000,000.0		2,000,000.0	1,000,000.0
Payments on consideration payable					900,000
Consideration Payable to Previous Sellers in Business Acquisitions | Fair Share Seller | Employee
Related Party Transaction [Line Items]
Payments on consideration payable						0
Consideration Payable to Previous Sellers in Business Acquisitions | G3 Seller | Employee
Related Party Transaction [Line Items]
Contingent consideration			3,100,000		3,100,000	1,000,000.0
Payments on consideration payable					400,000	0
Legal Fees for General Legal and Business Matters | Much Shelist | Affiliated Entity
Related Party Transaction [Line Items]
Legal fees					600,000	$ 300,000	$ 600,000
Legal Fees for General Legal and Business Matters | Additional Paid-In Capital | Much Shelist | Affiliated Entity
Related Party Transaction [Line Items]
Net equity infusion from reverse recapitalization			$ 200,000
Investment Banking Services and Assistance with Reverse Recapitalization | The Raine Group | Affiliated Entity
Related Party Transaction [Line Items]
Payments to related party					$ 11,000,000
Payments for Public Accounting Firm Services Rendered on Behalf of the Company | Class A Common Stockholder
Related Party Transaction [Line Items]
Professional service fees paid by shareholder				$ 2,900,000

[1]	See Note 3 for reverse recapitalization effects herein.